Basis of Preparation of the Financial Statements (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Basis Of Preparation [Abstract]
Schedule of functional currency
Currency	USD - ILS			USD - EUR
Period	2022	2021	2020	2022	2021
December 31	3.519	3.110	3.215	0.938	0.883
Year Average	3.359	3.230	3.479	0.950	0.845